                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21342
                                   ---------------------------------------------

               Lehman Brothers First Trust Income Opportunity Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

399 Park Ave., New York, NY                                   10022
--------------------------------------------------------------------------------
           (Address of principal executive offices)           (Zip code)

 Bradley Tank, Chief Executive Officer of Lehman Brothers Asset Management Inc.
                        399 Park Ave., New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 526-7000
                                                    ------------------
Date of fiscal year end:  12/31/2005
                         ---------------------

Date of reporting period:  06/30/2005
                          --------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

         The semi-annual report for the period January 1, 2005 through June 30, 2005 is filed herewith.

SEMI ANNUAL REPORT 2005

LEHMAN BROTHERS
FIRST TRUST INCOME
OPPORTUNITY FUND

[GRAPHIC]

[LEHMAN BROTHERS LOGO]

CONTENTS

Chairman's and President's Letter                               2

Portfolio Manager's Report                                      3

Fund Overview                                                   4

Schedule of Investments                                         5

Notes to Schedule of Investments                               15

Statement of Assets and Liabilities                            16

Statement of Operations                                        17

Statements of Changes in Net Assets                            18

Financial Highlights                                           19

Notes to Financial Statements                                  20

Shareholder Voting Results                                     24

Dividend Reinvestment Plan                                     25

Trustees and Officers Table                                    26

Approval of Advisory and Sub-Advisory
Agreements by the Board of Trustees                            29

CHAIRMAN AND PRESIDENT'S LETTER

Dear Shareholder:

We are pleased to present to you this semi-annual report of the Lehman Brothers First Trust Income Opportunity Fund for the period ending June 30, 2005. The report includes portfolio commentary, a listing of the Fund's investments, and its financial statements for the reporting period.

The high yield segment of the bond market posted modestly positive returns during the reporting period, despite a challenging environment. During the period, high yield bonds were affected by major market factors, including the expected downgrade of General Motors corporate debt to high yield status, which came to pass in early May, and the Fed's continued interest rate increases. Looking ahead, we expect the Fed to continue raising interest rates at a measured pace, but believe these increases will not prevent modest improvements in economic growth. Overall, we remain optimistic about the prospects for high yield bonds, although we recognize that general uncertainty over interest rates, economic growth, and continued fallout from the GM downgrade are likely to result in ongoing volatility throughout the remainder of the year.

The Fund's investment objective is to seek high total return through income plus capital appreciation. The Fund pursues this investment objective by investing primarily in high yield debt securities. Its performance will be dependent on several factors, including the rate of interest received on securities held by the Fund, the interest cost of Money Market Cumulative Preferred Shares issued by the Fund, and the credit quality of securities held by the Fund of interest rate hedges used by the Fund in seeking to manage short-term interest rate costs.

Portfolio manager Ann H. Benjamin and her team of seasoned investment professionals at Lehman Brothers Asset Management LLC manage the portfolio. A review of the portfolio's performance and Ann's outlook for the high yield markets may be found on the following page.

Ann and her team take a proactive approach to high yield asset management and integrate detailed security and industry analysis within the context of a global economic outlook. Ann's research analysts are industry specialists who carry out independent primary research on companies and industries. In addition to seeking value from specific issue selections, they also implement strategies seeking to take advantage of valuation opportunities across industry sectors and credit quality tiers.

We thank you for your trust in the Lehman Brothers First Trust Income Opportunity Fund. We will continue to do our best to keep earning it.

Sincerely,

/s/ Kurt A. Locher                                       /s/ Brad Tank

Kurt A. Locher                                           Brad Tank
CHAIRMAN AND TRUSTEE                                     PRESIDENT

PORTFOLIO MANAGER'S REPORT

For the semi-annual reporting period ended June 30, 2005, the Lehman Brothers First Trust Income Opportunity Fund (NYSE: LBC) returned 1.07% on a Net Asset Value (NAV) basis and -2.40% on a market value basis.

The high yield segment of the bond market ended 2004 on a reasonably strong note, but saw a great deal of volatility in the first six months of 2005. High yield posted negative absolute returns in the first quarter of the year, fueled primarily by increased speculation that certain auto issuers would be downgraded to below investment grade at an accelerated pace.

With the uncertainties concerning the auto issuers behind it, the high yield market rebounded in the second quarter, leaving the six-month period in positive territory overall. As the market focuses on an improving economy and low default rates, we would expect the next six months to produce coupon-like returns of 4% to 5%.

We expect moderate economic activity for the second half of 2005. Our expectations are for GDP to average at or above trend -- in the neighborhood of 3.5% to 4.0%. We expect interest rates to remain reasonably stable, with the 10-year Treasury trading in a range of 3.75% to 4.75%. The Fed has not given any indication that it plans to stop raising interest rates in the near future. In our view, it will continue to raise the fed funds rate at a measured pace, ending 2005 at a level closer to 4.0%, thereby allowing the economy to remain on its current trajectory. In addition, given our economic outlook, we believe that default rates for high yield issuers will hold below 2.0% for the rest of 2005 and potentially well into 2006.

Over the six-month reporting period, our holdings in the wireless, retail, paper, and media sectors contributed positively to performance. Negative contributors to returns included companies in the metals and mining industry and cable holdings.

We expect to continue to slowly upgrade the aggregate credit quality of the Fund in recognition that we are moving into the later stages of the economic cycle. We are willing to be patient in this process, as we do not envision a precipitous decline in economic activity. In the same vein, we have been slowly rotating away from cyclicals and into more stable industries.

We expect to continue to underweight the automotive sector. While the markets have handled the post-downgrade of General Motors and Ford reasonably well, we believe that the sector will continue to face very difficult conditions throughout 2005 and beyond.

Fundamental business knowledge, credit research and proprietary financial modeling have been essential to our success in managing this portfolio. Relative value analysis across issuers, business sectors, and credit sectors drives our portfolio positioning. By maintaining this investment approach, we will seek to continue providing high total returns to our shareholders.

Sincerely,

/s/ Ann H. Benjamin

Ann H. Benjamin
PORTFOLIO MANAGER

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND
FUND OVERVIEW (AS OF 06/30/05)(1)

PERFORMANCE HIGHLIGHTS(2)

                                         3 MONTHS ENDED           6 MONTHS ENDED
                                       -------------------        --------------       CUMULATIVE TOTAL RETURN
                                        3/31/05   6/30/05             6/30/05             SINCE INCEPTION(3)
--------------------------------------------------------------------------------------------------------------
   Net Asset Value (NAV)                 -2.36%    3.52%               1.07%                    27.59%
   Market Price                          -7.57%    5.59%              -2.40%                    24.50%

FUND FACTS

   Ticker                                           NYSE: LBC
   Market Price (06/30/2005)                     $      15.27
   Net Asset Value (NAV)                         $      14.95
   Premium / (Discount)                                 2.14%
   Shares outstanding:                             12,241,999
   CUSIP number:                                  525178 10 9
   Inception Date:                                    7/28/03

PORTFOLIO CHARACTERISTICS

   Portfolio Turnover (annualized)                     46.13%
   Expense Ratio                                        1.53%
   Wtd. Avg. Maturity                              8.38 Years
   Average Coupon                                       8.21%
   Average Credit Quality                                   B
   Portfolio Composition (% High Yield)                 91.9%

CAPITAL STRUCTURE AND LEVERAGE ($mm)

   Total Net Assets                              $      273.0
   Net Assets Attributable to Common Shares      $      183.0
   Net Assets Attributable to Preferred Shares   $       90.0
   Net Assets Attributable to Other Borrowings              -
   Leverage (% of total net assets)                     33.0%

[CHART]

CREDIT QUALITY BREAKDOWN (% OF TOTAL INVESTMENTS AND CASH)(4)

Cash (AAA)      2.6%
BBB             5.5%
BB             34.9%
B              43.0%
CCC            12.6%
Not Rated       1.4%

[CHART]

MARKET PRICE AND NAV PERFORMANCE

                PRICE ($)      NAV ($)   PREMIUM/DISCOUNT (%)
 7/29/2003     $   15.00     $   14.30          4.90%
  8/8/2003     $   15.00     $   14.16          5.93%
 8/15/2003     $   15.10     $   13.98          8.01%
 8/22/2003     $   14.56     $   14.39          1.18%
 8/29/2003     $   14.45     $   14.60         -1.03%
  9/5/2003     $   14.75     $   14.75          0.00%
 9/12/2003     $   14.83     $   14.93         -0.67%
 9/19/2003     $   14.82     $   14.90         -0.54%
 9/26/2003     $   14.78     $   14.92         -0.94%
 10/3/2003     $   14.93     $   14.87          0.40%
10/10/2003     $   15.14     $   15.00          0.93%
10/17/2003     $   15.10     $   14.95          1.00%
10/24/2003     $   15.23     $   14.80          2.91%
10/31/2003     $   15.25     $   14.88          2.49%
 11/7/2003     $   15.27     $   14.94          2.21%
11/14/2003     $   15.48     $   15.01          3.13%
11/21/2003     $   15.14     $   14.99          1.00%
11/28/2003     $   15.26     $   15.06          1.33%
 12/5/2003     $   15.36     $   15.34          0.13%
12/12/2003     $   15.32     $   15.43         -0.71%
12/19/2003     $   15.43     $   15.60         -1.09%
12/26/2003     $   15.49     $   15.46          0.19%
12/31/2003     $   15.91     $   15.51          2.78%
  1/9/2004     $   15.79     $   15.92         -0.82%
 1/16/2004     $   16.59     $   15.98          3.82%
 1/23/2004     $   16.25     $   15.95          1.88%
 1/30/2004     $   16.10     $   15.60          3.21%
  2/6/2004     $   16.00     $   15.31          4.51%
 2/13/2004     $   16.52     $   15.49          6.65%
 2/20/2004     $   15.99     $   15.22          5.06%
 2/27/2004     $   16.17     $   15.17          6.59%
  3/5/2004     $   16.03     $   15.27          4.98%
 3/12/2004     $   16.22     $   15.25          6.36%
 3/19/2004     $   16.43     $   15.12          8.66%
 3/26/2004     $   16.02     $   14.98          6.94%
 3/31/2004     $   16.20     $   15.09          7.36%
  4/2/2004     $   16.16     $   15.06          7.30%
  4/8/2004     $   15.90     $   15.16          4.88%
 4/16/2004     $   14.82     $   15.17         -2.36%
 4/23/2004     $   14.90     $   15.14         -1.61%
 4/30/2004     $   14.71     $   15.02         -2.11%
  5/7/2004     $   14.39     $   14.65         -1.81%
 5/21/2004     $   13.87     $   14.35         -3.46%
 5/28/2004     $   14.94     $   14.54          2.75%
  6/4/2004     $   14.95     $   14.54          2.82%
 6/10/2004     $   14.98     $   14.62          2.46%
 6/18/2004     $   14.95     $   14.71          1.63%
 6/25/2004     $   14.75     $   14.69          0.41%
 6/30/2004     $   14.85     $   14.67          1.23%
  7/2/2004     $   14.94     $   14.72          1.49%
  7/9/2004     $   15.00     $   14.85          1.01%
 7/16/2004     $   15.20     $   14.98          1.47%
 7/23/2004     $   15.18     $   14.85          2.22%
 7/30/2004     $   15.15     $   14.82          2.23%
 8/13/2004     $   15.44     $   14.81          4.25%
 8/20/2004     $   15.55     $   14.88          4.50%
 8/27/2004     $   15.49     $   14.85          4.31%
 8/31/2004     $   15.58     $   14.87          4.77%
 8/13/2004     $   15.44     $   14.81          4.25%
 8/20/2004     $   15.55     $   14.88          4.50%
 8/27/2004     $   15.49     $   14.85          4.31%
 8/31/2004     $   15.58     $   14.87          4.77%
  9/3/2004     $   15.53     $   14.91          4.16%
 9/10/2004     $   15.73     $   15.06          4.45%
 9/17/2004     $   15.85     $   15.11          4.90%
 9/24/2004     $   15.67     $   15.03          4.26%
 10/1/2004     $   15.75     $   15.03          4.79%
10/15/2004     $   16.29     $   15.20          7.17%
10/22/2004     $   16.13     $   15.08          6.96%
10/29/2004     $   15.86     $   15.32          3.52%
 11/5/2004     $   16.30     $   15.53          4.96%
11/12/2004     $   16.10     $   15.49          3.94%
11/19/2004     $   16.35     $   15.57          5.01%
11/26/2004     $   16.34     $   15.48          5.56%
 12/3/2004     $   16.40     $   15.43          6.29%
12/10/2004     $   16.10     $   15.55          3.54%
12/17/2004     $   16.48     $   15.63          5.44%
12/23/2004     $   16.26     $   15.55          4.57%
12/31/2004     $   16.48     $   15.59          5.71%
  1/7/2005     $   15.98     $   15.61          2.37%
 1/14/2005     $   16.30     $   15.53          4.96%
 1/21/2005     $   16.00     $   15.36          4.17%
 1/28/2005     $   15.91     $   15.46          2.91%
 1/31/2005     $   15.91     $   15.49          2.71%
  2/4/2005     $   15.84     $   15.65          1.21%
 2/11/2005     $   15.99     $   15.68          1.98%
 2/18/2005     $   15.73     $   15.64          0.58%
 2/25/2005     $   15.53     $   15.72         -1.21%
 2/28/2005     $   15.50     $   15.75         -1.59%
  3/4/2005     $   15.44     $   15.73         -1.84%
 3/11/2005     $   15.23     $   15.69         -2.93%
 3/18/2005     $   15.05     $   15.45         -2.59%
 3/24/2005     $   14.20     $   15.02         -5.46%
 3/31/2005     $   14.85     $   14.83          0.13%
  4/1/2005     $   14.78     $   14.85         -0.47%
  4/8/2005     $   15.00     $   15.03         -0.20%
 4/15/2005     $   14.58     $   14.68         -0.68%
 4/22/2005     $   14.68     $   14.66          0.14%
 4/29/2005     $   14.72     $   14.38          2.36%
  5/6/2005     $   14.94     $   14.45          3.39%
 5/13/2005     $   14.87     $   14.27          4.20%
 5/20/2005     $   14.86     $   14.16          4.94%
 5/27/2005     $   14.78     $   14.56          1.51%
 5/31/2005     $   15.01     $   14.65          2.46%
  6/3/2005     $   15.01     $   14.94          0.47%
 6/10/2005     $   15.13     $   14.87          1.75%
 6/17/2005     $   15.34     $   14.95          2.61%
 6/24/2005     $   15.17     $   14.84          2.22%
 6/30/2005     $   15.27     $   14.95          2.14%

[CHART]

TOP INDUSTRIES (% OF TOTAL INVESTMENTS)

Media Broadcasting & Publishing     16.2%
Telephone Systems                    5.6%
Entertainment & Leisure              8.6%
Electric Utilities                  11.1%
Automotive                           4.9%
Oil & Gas                            7.3%
Health Care Providers                6.1%
Communications                       3.9%
Commercial Services                  5.5%
Forest Products & Paper              3.8%
Other                               27.0%

[CHART]

MATURITY BREAKDOWN (% OF TOTAL INVESTMENTS AND CASH)

< 1 Year         2.6%
1-3 Years        5.4%
3-5 Years       14.4%
5-7 Years       26.0%
7-10 Years      37.6%
10+ Years       14.0%

----------
(1). Unless noted, data at or for six months ended June 30, 2005. High yield securities, also known as "junk bonds," are subject to additional risks such as the increased risk of default. Portfolio holdings are subject to change.
(2). Performance for NAV and Market Price assume reinvestment of all dividends and capital gains. Shares of the Fund fluctuate in value. Fund performance changes over time and currently may be different from that shown as of 06/30/05. Past performance is no guarantee of future results. More current Fund performance information can be obtained by visiting the Fund's website at www.lbftincomeopportunity.com.
(3). The Fund's inception date was July 28, 2003. Cumulative total returns since inception are not annualized.
(4). Percentage compiled using the highest rating for each security. Securities not rated are of quality which is permitted to be invested in by the Fund.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

JUNE 30, 2005
(UNAUDITED)

PRINCIPAL                                                                      S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                 RATINGS   RATINGS   RATINGS         VALUE (a)
------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 0.9%
               AIRLINES -- 0.9%
$   1,805,000  Delta Airlines, Inc., Series 2000-1, Class A2
               7.570%, 11/18/2010                                               BB        Ba         B   $     1,698,084

               TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $1,646,428)                                      1,698,084

CORPORATE DEBT -- 140.9% OF TOTAL NET ASSETS
               AUTOMOTIVE -- 7.0%
      625,000  Dana Corp., Note
               7.000%, 3/01/2029                                               BBB        Ba       BBB           546,003
    2,000,000  Ford Motor Co., Global Note
               7.450%, 7/16/2031                                                BB       Baa       BBB         1,669,632
    1,500,000  Ford Motor Credit Co., Global Note
               7.875%, 6/15/2010                                                BB       Baa       BBB         1,482,303
    2,830,000  General Motors Acceptance Corp., Global Note
               6.875%, 9/15/2011                                                BB       Baa        BB         2,612,339
    3,375,000  General Motors Acceptance Corp., Note
               8.000%, 11/01/2031                                               BB       Baa        BB         3,011,658
    3,450,000  Navistar International Corp., Senior Note
               7.500%, 6/15/2011                                                BB        Ba        BB         3,519,000
                                                                                                              12,840,935

               BEVERAGES, FOOD & TOBACCO -- 1.2%
      140,000  Burns Philp Capital Property, Ltd./Burns Philp Capital
               US, Inc., Senior Subordinated Note
               10.750%, 2/15/2011                                                B         B        NR           154,350
    1,000,000  Del Monte Corp., Senior Subordinated Note
               8.625%, 12/15/2012                                                B         B        BB         1,100,000
      955,000  Dole Food, Inc., Senior Note
               8.625%, 5/01/2009                                                 B         B         B         1,017,075
                                                                                                               2,271,425

               BUILDING MATERIALS -- 1.4%
    2,685,000  Nortek, Inc., Senior Subordinated Note
               8.500%, 9/01/2014                                               CCC       Caa        NR         2,497,050

               CHEMICALS -- 5.0%
    1,320,000  Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
               10.625%, 5/01/2011                                               BB         B         B         1,456,950
      195,000  Huntsman LLC, Senior Note
               11.500%, 7/15/2012                                                B         B        NR           228,637

See accompanying notes to financial statements.

PRINCIPAL                                                                      S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                 RATINGS   RATINGS   RATINGS         VALUE (a)
------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT -- CONTINUED
               CHEMICALS -- CONTINUED
$     767,000  Huntsman LLC, Senior Secured Note
               11.625%, 10/15/2010                                              BB         B        NR   $       898,349
    2,910,000  Methanex Corp., Senior Note
               8.750%, 8/15/2012                                               BBB        Ba       BBB         3,328,312
    2,000,000  Millennium Chemicals, Inc., Senior Note
               9.250%, 6/15/2008                                                BB         B         B         2,165,000
    1,110,000  PQ Corp., Senior Subordinated Note, 144A
               7.500%, 2/15/2013                                                 B         B        NR         1,090,575
                                                                                                               9,167,823

               COMMERCIAL SERVICES -- 7.8%
    1,424,000  Coinmach Corp., Senior Note
               9.000%, 2/01/2010                                               CCC         B        NR         1,459,600
    2,945,000  Knowledge Learning Corp., Inc., Senior Subordinated
               Note, 144A
               7.750%, 2/01/2015                                                 B         B        NR         2,812,475
    2,475,000  Language Line, Inc., Note
               11.125%, 6/15/2012                                              CCC       Caa        NR         2,227,500
    3,105,000  Monitronics International, Inc., Senior Subordinated Note
               11.750%, 9/01/2010                                                B         B        NR         3,229,200
    6,078,000  Muzak LLC/Muzak Finance Corp., Senior Subordinated Note
               9.875%, 3/15/2009                                               CCC        Ca        NR         2,932,635
    1,595,000  Service Corp. International/US, Senior Note, 144A
               7.000%, 6/15/2017                                                BB        Ba        NR         1,638,862
                                                                                                              14,300,272

               COMMUNICATIONS -- 5.5%
    4,270,000  Intelsat Bermuda, Ltd., Senior Note, 144A
               8.625%, 1/15/2015                                                 B         B         B         4,504,850
    1,000,000  L-3 Communications Corp., Senior Subordinated Note
               7.625%, 6/15/2012                                                BB        Ba        BB         1,065,000
    1,225,000  PanAmSat Corp., Senior Note
               9.000%, 8/15/2014                                                 B         B        NR         1,336,781
    2,360,000  PanAmSat Holding Corp., Senior Note, Step-Up
               0.000%/10.375%, 11/01/2014 (c)                                    B         B        NR         1,622,500
    2,390,000  Zeus Special Subsidiary, Ltd., Note, Step-Up, 144A
               0.000%/9.250%, 2/01/2015 (c)                                      B         B         B         1,595,325
                                                                                                              10,124,456

See accompanying notes to financial statements.

PRINCIPAL                                                                      S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                 RATINGS   RATINGS   RATINGS         VALUE (a)
------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT -- CONTINUED
               CONTAINERS & PACKAGING -- 4.2%
$     510,000  Crown European Holdings SA, Senior Secured Note
               9.500%, 3/01/2011                                                 B         B        NR   $       563,550
    3,160,000  Crown European Holdings SA, Senior Secured Note
               10.875%, 3/01/2013                                                B         B        NR         3,713,000
    3,000,000  Owens-Brockway Glass Container, Senior Secured Note
               8.750%, 11/15/2012                                               BB         B         B         3,307,500
                                                                                                               7,584,050

               COSMETICS & PERSONAL CARE -- 1.2%
    1,985,000  Playtex Products, Inc., Senior Secured Note
               8.000%, 3/01/2011                                                 B         B        NR         2,121,469

               ELECTRIC UTILITIES -- 15.8%
    4,305,000  AES Corp. (The), Senior Secured Note, 144A
               8.750%, 5/15/2013                                                 B        Ba        BB         4,810,837
    2,875,000  Calpine Corp., Senior Note
               8.750%, 7/15/2007                                               CCC       Caa       CCC         2,242,500
    7,373,663  Calpine Corp., Senior Note, 144A, (FRN)
               8.890%, 7/15/2007                                                 B        NR         B         6,304,481
    2,250,000  CMS Energy Corp., Senior Note
               7.750%, 8/01/2010                                                 B         B         B         2,418,750
      301,000  CMS Energy Corp., Senior Note
               9.875%, 10/15/2007                                                B         B         B           328,090
      440,000  Edison Mission Energy Corp., Senior Note
               9.875%, 4/15/2011                                                 B         B         B           515,350
    1,785,000  Midwest Generation LLC, Senior Secured Note
               8.750%, 5/01/2034                                                 B         B         B         1,999,200
    1,410,000  Mission Energy Holding Co., Senior Secured Note
               13.500%, 7/15/2008                                              CCC         B         B         1,674,375
    2,610,000  Reliant Energy, Inc., Senior Secured Note
               9.500%, 7/15/2013                                                 B         B        BB         2,897,100
    3,000,000  TECO Energy, Inc., Note
               7.500%, 6/15/2010                                                BB        Ba        BB         3,270,000
      490,000  Texas Genco LLC/Texas Genco Financing Corp.,
               Senior Note, 144A
               6.875%, 12/15/2014                                                B         B        NR           515,725
    2,000,000  TXU Corp., Senior Note, 144A
               6.500%, 11/15/2024                                               BB        Ba       BBB         1,959,084
                                                                                                              28,935,492

See accompanying notes to financial statements.

PRINCIPAL                                                                      S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                 RATINGS   RATINGS   RATINGS         VALUE (a)
------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT -- CONTINUED
               ELECTRONICS -- 1.8%
$     415,000  Celestica, Inc., Senior Subordinated Note
               7.625%, 7/01/2013                                                 B         B        NR   $       416,037
      945,000  Freescale Semiconductor, Inc., Senior Note
               7.125%, 7/15/2014                                                BB        Ba        BB         1,015,875
    1,720,000  Xerox Corp., Note
               7.625%, 6/15/2013                                                BB        Ba        BB         1,851,150
                                                                                                               3,283,062

               ENTERTAINMENT & LEISURE -- 12.2%
    2,400,000  AMF Bowling Worldwide, Inc., Senior Subordinated Note
               10.000%, 3/01/2010                                              CCC         B        NR         2,424,000
    2,300,000  Blockbuster, Inc., Senior Subordinated Note, 144A
               9.000%, 9/01/2012                                                 B         B         B         2,150,500
    2,200,000  Choctaw Resort Development Enterprise, Senior Note, 144A
               7.250%, 11/15/2019                                               BB         B        NR         2,194,500
    3,165,000  Chukchansi Economic Development Authority,
               Senior Note, 144A
               14.500%, 6/15/2009                                               NR        NR        NR         3,869,212
    2,000,000  Chumash Casino & Resort Enterprise, Senior Note, 144A
               9.000%, 7/15/2010                                                BB        Ba        NR         2,165,000
    2,230,000  Marquee, Inc., Series B, Senior Note
               8.625%, 8/15/2012                                                 B         B        NR         2,285,750
      360,000  Mohegan Tribal Gaming Authority, Senior Subordinated Note
               8.000%, 4/01/2012                                                 B        Ba        NR           385,200
    1,295,000  Royal Caribbean Cruises, Ltd., Senior Note
               7.500%, 10/15/2027                                               BB        Ba        NR         1,418,025
    3,510,000  Station Casinos, Inc., Senior Subordinated Note
               6.875%, 3/01/2016                                                 B         B        NR         3,606,525
    2,665,000  WMG Holdings Corp., Senior Note, Step-Up, 144A
               0.000%/9.500%, 12/15/2014 (c)                                     B       Caa        NR         1,838,850
                                                                                                              22,337,562

               FINANCIAL SERVICES -- 0.7%
    1,340,000  American Real Estate, Senior Note 144A
               7.125%, 2/15/2013                                                BB        Ba        NR         1,326,600

               FOOD RETAILERS -- 0.7%
    1,205,000  Stater Brothers Holdings, Senior Note
               8.125%, 6/15/2012                                                BB         B        NR         1,174,875

See accompanying notes to financial statements.

PRINCIPAL                                                                      S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                 RATINGS   RATINGS   RATINGS         VALUE (a)
------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT -- CONTINUED
               FOREST PRODUCTS & PAPER -- 5.5%
$   4,370,000  Abitibi-Consolidated, Inc., Guaranteed Note
               8.375%, 4/01/2015                                                BB        Ba        NR   $     4,457,400
    1,030,000  Domtar, Inc., Note
               7.875%, 10/15/2011                                               BB        Ba        NR         1,089,150
    1,260,000  Georgia-Pacific Corp., Note
               7.750%, 11/15/2029                                               BB        Ba        BB         1,415,925
    2,000,000  Georgia-Pacific Corp., Senior Note
               8.875%, 2/01/2010                                                BB        Ba        BB         2,270,000
      650,000  Georgia-Pacific Corp., Senior Note
               9.375%, 2/01/2013                                                BB        Ba        BB           735,312
                                                                                                               9,967,787

               HEALTH CARE PROVIDERS -- 8.7%
    1,210,000  DaVita, Inc., Senior Subordinated Note, 144A
               7.250%, 3/15/2015                                                 B         B        NR         1,243,275
    3,980,000  HCA, Inc., Note
               7.500%, 11/06/2033                                               BB        Ba        BB         4,280,633
    1,785,000  Rural/Metro Corp., Senior Subordinated Note, 144A
               9.875%, 3/15/2015                                               CCC       Caa        NR         1,767,150
    2,175,000  Spheris, Senior Subordinated Note, 144A
               11.000%, 12/15/2012                                             CCC       Caa        NR         2,088,000
    4,165,000  US Oncology Holdings, Inc., Senior Note, 144A
               8.620%, 3/15/2015                                                 B       Caa        NR         3,883,862
    2,500,000  US Oncology, Inc., Senior Note
               9.000%, 8/15/2012                                                 B         B        NR         2,675,000
                                                                                                              15,937,920

               HEAVY MACHINERY -- 2.8%
    3,310,000  Mueller Group, Inc., Senior Subordinated Note
               10.000%, 5/01/2012                                                B       Caa        NR         3,475,500
    2,280,000  Mueller Holdings, Inc., Senior Note, Step-Up
               0.000%/14.750%, 4/15/2014 (c)                                     B        NR        NR         1,664,400
                                                                                                               5,139,900

               HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 2.0%
      655,000  Beazer Homes USA, Inc., Senior Note
               8.375%, 4/15/2012                                                BB        Ba        BB           702,487
      560,000  K Hovnanian Enterprises, Inc., Senior Note
               8.000%, 4/01/2012                                                BB        Ba        BB           593,600

See accompanying notes to financial statements.

PRINCIPAL                                                                      S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                 RATINGS   RATINGS   RATINGS         VALUE (a)
------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT -- CONTINUED
               HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- CONTINUED
$   1,255,000  Simmons Bedding Co., Senior Subordinated Note
               7.875%, 1/15/2014                                                 B       Caa        NR   $     1,079,300
    1,255,000  Standard-Pacific Corp., Senior Note
               7.750%, 3/15/2013                                                BB        Ba        NR         1,305,200
                                                                                                               3,680,587

               MEDIA - BROADCASTING & PUBLISHING -- 22.6%
      470,000  CanWest Media, Inc., Series B, Senior Note
               7.625%, 4/15/2013                                                 B        Ba        NR           502,900
    4,070,000  Charter Communications Holdings, Inc., Senior Note
               10.000%, 5/15/2011                                              CCC        Ca       CCC         2,971,100
    1,845,000  Charter Communications Operating LLC/Charter
               Communications Capital Corp., Senior Note, 144A
               8.000%, 4/30/2012                                                 B         B         B         1,835,775
    4,130,000  CSC Holdings, Inc., Series B, Senior Note
               8.125%, 8/15/2009                                                BB         B        BB         4,181,625
       97,000  Dex Media East LLC/Dex Media East Finance Co.,
               Guaranteed Note
               12.125%, 11/15/2012                                               B         B         B           116,158
    1,545,000  Dex Media, Inc., Note
               8.000%, 11/15/2013                                                B         B       CCC         1,641,563
      550,000  DirecTV Holdings LLC/DirecTV Financing Co., Senior Note
               8.375%, 3/15/2013                                                BB        Ba        BB           609,125
      665,000  Houghton Mifflin Co., Senior Note
               8.250%, 2/01/2011                                                 B         B         B           689,938
      555,000  Houghton Mifflin Co., Senior Subordinated Note
               9.875%, 2/01/2013                                                 B       Caa       CCC           592,463
    1,225,000  Mediacom LLC/Mediacom Capital Corp., Senior Note
               9.500%, 1/15/2013                                                 B         B         B         1,221,938
    7,300,000  Ono Finance Plc, Note
               14.000%, 2/15/2011                                              CCC       Caa         B         8,212,500
    1,265,000  Paxson Communications Corp., Senior Subordinated Note
               10.750%, 7/15/2008                                              CCC       Caa        NR         1,246,025
    7,330,000  Paxson Communications Corp., Senior Subordinated
               Note, Step-Up
               0.000%/12.250%, 1/15/2009 (c)                                   CCC       Caa        NR         6,853,550
      650,000  Primedia, Inc., Senior Note
               8.875%, 5/15/2011                                                 B         B        NR           680,875

See accompanying notes to financial statements.

PRINCIPAL                                                                      S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                 RATINGS   RATINGS   RATINGS         VALUE (a)
------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT -- CONTINUED
               MEDIA - BROADCASTING & PUBLISHING -- CONTINUED
$   3,050,000  RH Donnelley Inc., Senior Subordinated Note
               10.875%, 12/15/2012                                               B         B        NR   $     3,545,625
      795,000  Rogers Cable, Inc., Senior Secured Note
               7.875%, 5/01/2012                                                BB        Ba        BB           862,575
    1,170,000  Rogers Cable, Inc., Senior Secured Note
               8.750%, 5/01/2032                                                BB        Ba        BB         1,327,950
    1,610,000  Sinclair Broadcast Group, Inc., Senior Subordinated Note
               8.000%, 3/15/2012                                                 B         B        NR         1,650,250
    2,735,000  Young Broadcasting, Inc., Senior Subordinated Note
               10.000%, 3/01/2011                                              CCC       Caa        NR         2,598,250
                                                                                                              41,340,185

               MEDICAL SUPPLIES -- 1.2%
    3,785,000  CDRV Investors, Inc., Note, Step-Up, 144A
               0.000%/9.625%, 1/01/2015 (c)                                      B       Caa        NR         1,854,650
      435,000  VWR International, Inc., Senior Subordinated Note
               8.000%, 4/15/2014                                                 B       Caa        NR           414,338
                                                                                                               2,268,988

               METALS -- 2.1%
    1,505,000  AK Steel Corp., Guaranteed Senior Note
               7.750%, 6/15/2012                                                 B         B        NR         1,271,725
      880,000  IPSCO, Inc., Senior Note
               8.750%, 6/01/2013                                                BB        Ba        NR           982,300
    1,075,000  Novelis, Inc., Senior Note, 144A
               7.250%, 2/15/2015                                                 B         B        NR         1,079,031
      460,000  Texas Industries, Inc., Senior Note, 144A
               7.250%, 7/15/2013                                                BB        Ba        NR           471,500
                                                                                                               3,804,556

               MULTIPLE UTILITIES -- 3.9%
    2,650,000  Coastal Corp., Note
               7.750%, 6/15/2010                                                 B       Caa        NR         2,703,000
      920,000  Coastal Corp., Senior Note
               9.625%, 5/15/2012                                                 B       Caa        NR         1,007,400
    1,970,000  El Paso Natural Gas Co., Note
               8.375%, 6/15/2032                                                 B         B        NR         2,291,110
    1,095,000  El Paso Natural Gas Co., Senior Note
               7.625%, 8/01/2010                                                 B         B        NR         1,155,992
                                                                                                               7,157,502

See accompanying notes to financial statements.

PRINCIPAL                                                                      S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                 RATINGS   RATINGS   RATINGS         VALUE (a)
------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT -- CONTINUED
               OIL & GAS -- 10.3%
$   1,170,000  Chesapeake Energy Corp., Senior Note
               6.875%, 1/15/2016                                                BB        Ba        BB   $     1,219,725
    2,380,000  Chesapeake Energy Corp., Senior Note
               7.000%, 8/15/2014                                                BB        Ba        BB         2,522,800
    1,970,000  Dynegy Holdings, Inc., Senior Note, 144A
               10.125%, 7/15/2013                                                B         B         B         2,226,100
      840,000  Forest Oil Corp., Senior Note
               7.750%, 5/01/2014                                                BB        Ba        NR           903,000
    1,710,000  Forest Oil Corp., Senior Note
               8.000%, 12/15/2011                                               BB        Ba        NR         1,885,275
    2,085,000  Kerr-McGee Corp., Note
               6.950%, 7/01/2024                                                BB        Ba        BB         2,154,374
      500,000  Newfield Exploration Co., Senior Note
               7.625%, 3/01/2011                                                BB        Ba        BB           547,500
    3,000,000  Newfield Exploration Co., Senior Subordinated Note
               8.375%, 8/15/2012                                                BB        Ba        BB         3,277,500
      435,000  Southern Natural Gas Co., Note
               8.000%, 3/01/2032                                                 B         B        NR           494,722
    1,965,000  Transcontinental Gas Pipe Line Corp., Note
               7.250%, 12/01/2026                                                B        Ba        BB         2,163,956
    1,370,000  Vintage Petroleum, Inc., Senior Note
               8.250%, 5/01/2012                                                BB        Ba        NR         1,486,450
                                                                                                              18,881,402

               PHARMACEUTICALS -- 1.7%
    3,080,000  Biovail Corp., Senior Subordinated Note
               7.875%, 4/01/2010                                                BB         B        NR         3,149,300

               RETAILERS -- 3.2%
    2,330,000  Amscan Holdings, Inc., Senior Subordinated Note
               8.750%, 5/01/2014                                                 B         B        NR         2,131,950
    2,045,000  JC Penney Co., Inc., Note
               8.125%, 4/01/2027                                                BB        Ba        BB         2,157,475
      585,000  Jean Coutu Group, Inc., Senior Note
               7.625%, 8/01/2012                                                 B         B        NR           604,013
    1,010,000  Jean Coutu Group, Inc., Senior Subordinated Note
               8.500%, 8/01/2014                                                 B         B        NR           997,375
                                                                                                               5,890,813

See accompanying notes to financial statements.

PRINCIPAL                                                                      S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                 RATINGS   RATINGS   RATINGS         VALUE (a)
------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT -- CONTINUED
               TELEPHONE SYSTEMS -- 8.0%
$     640,000  American Cellular Corp., Series B, Senior Note
               10.000%, 8/01/2011                                                B       Caa        NR   $       649,600
    2,592,460  Calpoint Receivables Structured Trust 2001, Note, 144A
               7.440%, 12/10/2006                                               NR       Caa       CCC         2,605,423
    2,195,000  Centennial Cellular Operating Co./Centennial
               Communications Corp., Guaranteed Senior Note
               10.125%, 6/15/2013                                              CCC         B        NR         2,480,350
    3,115,000  Dobson Communications Corp., Senior Note
               8.875%, 10/01/2013                                              CCC        Ca        NR         2,850,225
    3,500,000  Qwest Corp., Note
               8.875%, 3/15/2012                                                BB        Ba        BB         3,806,250
      665,000  Rogers Wireless Communications, Inc., Senior Secured Note
               7.500%, 3/15/2015                                                BB        Ba        BB           723,188
    1,490,000  Time Warner Telecom Holdings, Inc., Senior Note, 144A
               9.250%, 2/15/2014                                               CCC         B        NR         1,437,850
                                                                                                              14,552,886

               TEXTILES, CLOTHING & FABRICS -- 1.6%
    2,930,000  Broder Brothers, Senior Note
               11.250%, 10/15/2010                                               B         B        NR         2,959,300

               TRANSPORTATION -- 2.8%
    2,640,000  Grupo Transportacion Ferroviaria Mexicana SA de CV,
               Note, 144A
               9.375%, 5/01/2012                                                 B         B         B         2,745,600
      220,000  Grupo Transportacion Ferroviaria Mexicana SA de CV,
               Senior Note
               12.500%, 6/15/2012                                                B         B         B           257,400
      175,000  Stena AB, Note
               9.625%, 12/01/2012                                               BB        Ba        NR           190,750
    2,055,000  Stena AB, Senior Note
               7.000%, 12/01/2016                                               BB        Ba        NR         1,906,013
                                                                                                               5,099,763
               TOTAL CORPORATE DEBT (IDENTIFIED COST $252,549,616)                                            257,795,960

See accompanying notes to financial statements.

                                                                               S&P   MOODY'S     FITCH
SHARES         DESCRIPTION                                                 RATINGS   RATINGS   RATINGS         VALUE (a)
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.4%
               MEDIA - BROADCASTING & PUBLISHING -- 0.4%
          122  Paxson Communications Corp.                                     CCC       Caa        NR   $       786,900

               TOTAL PREFERRED STOCKS (IDENTIFIED COST $962,535)                                                 786,900

               TOTAL INVESTMENTS -- 142.2%
               (IDENTIFIED COST $255,158,579) (b)                                                            260,280,944
               Other Assets, Less Liabilities -- 7.0%                                                         12,712,439
               Auction Market Preferred Shares plus cumulative unpaid
               dividends (49.2%)                                                                             (90,008,230)

               TOTAL NET ASSETS -- 100%                                                                  $   182,985,153

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

    (a) See Note 2a of Notes to Financial Statements.

    (b) Federal Tax Information:

        At June 30, 2005, the net unrealized appreciation on investments based on cost of $255,404,566 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all investments in which there is an
        excess of value over tax cost                                                             $    10,079,843
        Aggregate gross unrealized depreciation for all investments in which there is an
        excess of tax cost over value                                                                  (5,203,465)
        Net unrealized appreciation                                                               $     4,876,378

    (c) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
  FRN   Floating Rate Note
 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of 144A Securities amounted to $62,015,092 or 33.9% of net assets.

        Quality Profile

        The quality ratings of securities in the Fund as of June 30, 2005 were as follows:

                                                                                       PERCENT OF
                                                                                TOTAL INVESTMENTS
                  S&P RATING/MOODY'S RATING/FITCH RATING                               AND CASH**
                  BBB/Baa/BBB                                                                 5.5%
                  BB/Ba/BB                                                                   34.9
                  B/B/B                                                                      43.0
                  CCC/Caa/CCC                                                                12.6
                  NR (Not Rated)***                                                           1.4
                  Cash                                                                        2.6
                                                                                            100.0%

   **   Percentages compiled using the highest rating for each security.
  *** Securities not rated are of quality that is permitted to be invested in by the Fund.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND
STATEMENT OF ASSETS & LIABILITIES

JUNE 30, 2005
(UNAUDITED)

ASSETS
   Investments at cost                                                                       $   255,158,579
   Net unrealized appreciation                                                                     5,122,365
        INVESTMENTS AT VALUE                                                                     260,280,944
   Cash                                                                                            7,030,538
   Receivable for securities sold                                                                 10,647,608
   Interest receivable                                                                             5,457,374
   Unrealized appreciation on swap contracts                                                       1,280,000
   Prepaid expenses                                                                                   24,407
        TOTAL ASSETS                                                                             284,720,871

LIABILITIES
   Payable for securities purchased                                                                9,959,850
   Management fees payable                                                                           134,316
   Cash collateral for open swap contracts                                                         1,500,000
   Other accrued expenses                                                                            133,322
        TOTAL LIABILITIES                                                                         11,727,488

   MONEY MARKET CUMULATIVE PREFERRED SHARES (3,600 SHARES ISSUED AND OUTSTANDING)
        AT LIQUIDATION VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                                     90,008,230

NET ASSETS APPLICABLE TO COMMON SHARES                                                       $   182,985,153
------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Common Shares, no par value; unlimited number of shares authorized, 12,241,999 shares
   issued and outstanding                                                                    $   173,791,143
   Overdistributed net investment income                                                            (139,157)
   Accumulated net realized gain on investments                                                    2,930,802
   Net unrealized appreciation of investments and swap agreements                                  6,402,365
        NET ASSETS APPLICABLE TO COMMON SHARES                                               $   182,985,153

COMPUTATION OF NET ASSET VALUE PER COMMON SHARE:
        NET ASSETS                                                                           $   182,985,153

        COMMON SHARES ISSUED AND OUTSTANDING                                                      12,241,999

        NET ASSET VALUE PER SHARE                                                            $         14.95

        MARKET VALUE (CLOSING PRICE PER SHARE ON THE NEW YORK STOCK EXCHANGE)                $         15.27

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                                  $    12,094,155
   Expenses
        Management fee                                                                               817,595
        Investor service fee                                                                          68,133
        Trustees' fees and expenses                                                                   58,515
        Custodian fee                                                                                160,279
        Audit and tax services                                                                        23,952
        Legal fee                                                                                     61,987
        Shareholder reports                                                                           27,649
        Preferred shares auction                                                                     114,746
        Insurance expense                                                                             43,723
        Miscellaneous                                                                                 21,708
        TOTAL EXPENSES                                                                             1,398,287

        NET INVESTMENT INCOME                                                                     10,695,868

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Realized gain on:
        Investments -- net                                                                         2,185,523
        Interest rate swap contracts -- net                                                          124,728
   Change in unrealized appreciation (depreciation) of:
        Investments -- net                                                                       (10,124,259)
        Interest rate swap contracts -- net                                                          200,000
   Net realized and unrealized loss on investments                                                (7,614,008)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               3,081,860
------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME                           (1,287,592)
------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES             $     1,794,268
------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                        ENDED
                                                                                     JUNE 30,
                                                                                         2005           YEAR ENDED
                                                                                  (UNAUDITED)    DECEMBER 31, 2004
FROM OPERATIONS:
   Net investment income                                                      $    10,695,868    $      21,013,341
   Net realized gain on investments and swaps                                       2,310,251              222,124
   Net change in unrealized appreciation (depreciation) of investments             (9,924,259)           1,240,507
   Dividends to preferred shareholders from net investment income                  (1,287,592)          (1,380,048)
   INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 1,794,268           21,095,924

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
   Net investment income                                                           (9,547,433)         (19,016,408)
   Net realized gain on investments                                                        --           (1,173,302)
                                                                                   (9,547,433)         (20,189,710)

INCREASE IN NET ASSETS DERIVED FROM
COMMON SHARE TRANSACTIONS:                                                             38,757              128,713
------------------------------------------------------------------------------------------------------------------
   Offering costs and underwriting discounts on preferred shares                           --                1,000
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (7,714,408)           1,035,927

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
   Beginning of period                                                            190,699,561          189,663,634
   End of period                                                              $   182,985,153    $     190,699,561
   OVERDISTRIBUTED NET INVESTMENT INCOME                                      $      (139,157)   $              --

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

                                                                         SIX MONTHS                    FOR THE PERIOD
                                                                              ENDED            YEAR     JULY 28, 2003
                                                                           JUNE 30,           ENDED           THROUGH
                                                                               2005    DECEMBER 31,      DECEMBER 31,
                                                                        (UNAUDITED)            2004             2003*
NET ASSET VALUE, BEGINNING OF PERIOD (COMMON SHARES)                   $      15.58    $      15.51    $        14.33(a)
Net Investment Income (b)                                                      0.87            1.72              0.64
Net Realized and Unrealized Gain (Loss) on Investments                        (0.62)           0.11              1.31
Dividends to Preferred Shareholders from Net Investment Income                (0.10)          (0.11)            (0.02)
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS             0.15            1.72              1.93
Less Distributions to Common Shareholders
   From Net Investment Income                                                 (0.78)          (1.55)            (0.60)
   From Net Realized Gains                                                       --           (0.10)            (0.02)
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                    (0.78)          (1.65)            (0.62)
Common Shares Offering Costs Charged to Paid-in Capital                          --              --             (0.03)
Preferred Shares Underwriting Commissions and Offering Costs
   Charged to Paid-in Capital                                                    --              --             (0.10)

NET ASSET VALUE, END OF PERIOD (COMMON SHARES)                         $      14.95    $      15.58    $        15.51
---------------------------------------------------------------------------------------------------------------------

MARKET VALUE - END OF PERIOD (COMMON SHARES)                           $      15.27    $      16.48    $        15.91
---------------------------------------------------------------------------------------------------------------------

Total Return on Net Asset Value (%)                                            1.07           11.99             12.73(c)
Total Return on Market Value (%)                                              (2.40)          15.48             10.47(d)

Ratio of Expenses (excluding interest expense) to Average Net Assets
   Applicable to Common Shares (%) (f)                                         1.53(e)         1.48              1.42(e)
Ratio of Interest Expense to Average Net Assets Applicable to
   Common Shares (%) (f)                                                         --              --              0.19(e)
Ratio of Net Investment Income to Average Net Assets Applicable to
   Common Shares (%) (f)                                                      11.67(e)        11.36             10.00(e)
Portfolio Turnover Rate (%)                                                   46.13          106.76             32.08
Net Assets Applicable to Common Shares, End of Period (000)            $    182,985    $    190,700    $      189,644

MONEY MARKET CUMULATIVE PREFERRED SHARES
Preferred Shares Outstanding, End of Period (000)                            90,000          90,000            90,000
Asset Coverage Per $1,000                                              $      3,033    $      3,119    $        3,107
Involuntary Liquidation Preference Per Share                           $     25,000    $     25,000    $       25,000
Approximate Market Value Per Share                                     $     25,000    $     25,000    $       25,000

*    Commencement of operations.
(a) Net asset value at beginning of period reflects the deduction from the $15.00 offering price of the sales load of $0.675 per share paid by the shareholder.
(b)  Calculated using average shares outstanding during the period.
(c) Total return on net asset value is calculated assuming a purchase at the offering price of $15.00 less the sales load of $0.675 paid by the shareholder on the first day and the ending net asset value per share and is not annualized.
(d) Total return on market value is calculated assuming a purchase at the offering price of $15.00 on the first day and and a sale at the current market price on the last day of the period and is not annualized.
(e)  Annualized.
(f) Expense and net investment income ratios include accumulated and unpaid dividends.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2005 (UNAUDITED)

NOTE 1 -- ORGANIZATION

Lehman Brothers First Trust Income Opportunity Fund (the "Fund") was organized as a statutory trust under the laws of the state of Delaware on April 8, 2003, and is registered under the Investment Company act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. Lehman Brothers Asset Management Inc. (the "Adviser") is investment adviser to the Fund. Lehman Brothers Asset Management LLC (formerly Lincoln Capital Fixed Income Management Company, LLC) is the sub-adviser to the Fund. The Fund's common shares are listed on the New York Stock Exchange under the symbol LBC.

The Fund's investment objective is to seek high total return (income plus capital appreciation). The Fund will pursue its investment objective by investing its assets primarily in high yield debt securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

a) VALUATION: Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Securities for which closing market prices or market quotations are not available or are not considered by the Adviser to be reflective of a security's market value, are valued at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Criteria considered in making this determination may include, but is not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer's position in and economic outlook of the industry and, if necessary, a review of similar securities in similar industries. Securities with remaining maturities of 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

b) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on securities, is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of identified cost.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

d) REVERSE REPURCHASE AGREEMENTS: The Fund is permitted to enter into reverse repurchase agreements with banks or securities firms deemed creditworthy by the Adviser. A reverse repurchase agreement involves the sale of a security by the Fund, with an agreement to repurchase the same or substantially similar security at an agreed upon price and date. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. There were no reverse repurchase agreements outstanding at June 30, 2005.

e) SWAP AGREEMENTS: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. At June 30, 2005, the Fund had the following open swap agreements:

                                                                                                    NET UNREALIZED
   NOTIONAL AMOUNT         EXPIRATION DATE                       DESCRIPTION                         APPRECIATION
---------------------------------------------------------------------------------------------------------------------
    $  22,500,000             03/15/06          Agreement with Citibank N.A. dated 03/11/04 to        $  325,000
                                                pay the notional amount multiplied by 1.78%
                                                and to receive the notional amount multiplied
                                                by the 1 month U.S. Dollars -- London Interbank
                                                Offered Rate - British Bankers Association
                                                (USD -- LIBOR -- BBA) adjusted for
                                                compounding.

    $  22,500,000             03/15/07          Agreement with Citibank N.A. dated 03/11/04 to        $  615,000
                                                pay the notional amount multiplied by 2.27%
                                                and to receive the notional amount multiplied
                                                by the 1 month U.S. Dollars -- London Interbank
                                                Offered Rate -- British Bankers Association
                                                (USD -- LIBOR -- BBA) adjusted for
                                                compounding.

    $  22,500,000             09/28/07          Agreement with Citibank N.A. dated 09/24/04 to        $  340,000
                                                pay the notional amount multiplied by 3.22%
                                                and to receive the notional amount multiplied
                                                by the 1 month U.S. Dollars -- London
                                                Interbank Offered Rate -- British Bankers
                                                Association (USD -- LIBOR -- BBA) adjusted for
                                                compounding.

NOTE 3 -- FEES AND TRANSACTIONS WITH RELATED PARTIES

The Fund pays all expenses incurred in connection with the operations of the Fund. These expenses, among others, include custodian and fund accounting and administrative fees, legal and audit fees, fees and expenses of the disinterested Trustees, registration fees, and printing expenses.

The Fund pays the Adviser a monthly fee computed at an annual rate of 0.60% of the Fund's average daily "Managed Assets" (net assets, including assets attributable to any outstanding preferred shares, plus the aggregate principal amount of any borrowings). The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing certain administrative services to the Fund. The Adviser has retained Lehman Brothers Asset Management LLC ("LBAM LLC") to serve as the sub-adviser of the Fund and to manage the Fund's investment portfolio. The Adviser compensates LBAM LLC for its services as sub-adviser. The Adviser pays LBAM LLC a monthly sub-advisory fee calculated at the following annual percentage rates of the Fund's average daily Managed Assets: 0.55% on the Fund's first $25 million of Managed Assets, 0.45% on the next $25 million of Managed Assets, 0.35% on the next $50 million of Managed Assets, and 0.30% on Managed Assets that are in excess of $100 million. The Adviser and LBAM LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc., a publicly traded corporation.

First Trust Portfolios L.P. ("First Trust") serves as the Fund's distribution and marketing agent, and investor servicing agent. As the Fund's distribution and marketing agent, First Trust provides certain distribution and marketing services for the Fund's common shares including preparing marketing materials and presentations, developing contacts with brokers whose clients may have an interest in acquiring Fund shares and replying to information requests from prospective investors. In consideration for these services, First Trust receives a fee paid by the Adviser.

First Trust, as the investor servicing agent, developed and maintains a website for the Fund, assists in the review of shareholder materials, assists in the dissemination of the Fund's net asset value and market price, provides ongoing shareholder and account maintenance services, replies to information requests from shareholders and aids in secondary market support. In consideration for these services, the Fund pays First Trust a monthly fee computed at the annual rate 0.05% of the Fund's average daily Managed Assets. For the six months ended June 30, 2005, the Fund paid First Trust, as the investor servicing agent, a fee equal to $68,133.

The Fund pays no compensation to its officers or to its Trustees who are interested Trustees of the Adviser or its affiliates.

NOTE 4 -- INVESTMENT IN SECURITIES

For the six months ended June 30, 2005, purchases and sales of investments, other than short-term securities, aggregated $122,260,206 and $129,514,471, respectively.

NOTE 5 -- MONEY MARKET CUMULATIVE PREFERRED SHARES

The Fund is authorized to issue 3,750 Money Market Cumulative Preferred Shares ("MMP"), each without par value. On October 22, 2003, the Fund issued 3,600 MMP with proceeds of $90,000,000 in a public offering. The underwriting commissions and offering costs of $1,236,545 were incurred in connection with the offering and were charged directly to paid-in capital of the common shares. Dividends on the MMP are cumulative at a rate which was established at the offering and have been reset every twenty-eight days thereafter by an auction. The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%. For the six months ended June 30, 2005, Lehman Government Securities, Inc., an affiliate of the Adviser, earned $111,274 in commissions.

The MMP are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The MMP are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund defaults on its asset maintenance requirements with respect to the MMP and fails to cure such a default within the time permitted. If the dividends on the MMP shall remain unpaid in an amount equal to two full years' dividends, the holders of the MMP, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the MMP and the common shares have equal voting rights of one vote per share, except that the holders of the MMP, as a separate class, have the right to elect at least two members of the Board of Trustees and to vote under certain other circumstances specified in the Fund's Amended By-Laws. The MMP have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the MMP as defined in the Fund's Amended By-Laws and the Investment Company Act of 1940.

NOTE 6 -- DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to make monthly distributions of net investment income to common shareholders, after payments of any dividends on outstanding MMP. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the MMP is generally twenty-eight days. For the six months ended June 30, 2005, the dividend rates for MMP ranged from 2.41% to 3.35%. The dividend rate for MMP on June 30, 2005 was 3.35%. In addition, at least annually, the Fund intends to distribute net capital gains, if any. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the lehman brothers first trust income opportunity fund semi-annual report 2005United States of America. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

NOTE 7 -- SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the Trustees to issue an unlimited number of common shares for the Fund, each without par value. Transactions in common shares were as follows:

                                                           SIX MONTHS
                                                              ENDED
                                                          JUNE 30, 2005            YEAR ENDED
                                                            (UNAUDITED)         DECEMBER 31, 2004
                                                       --------------------   ---------------------
                                                        SHARES     AMOUNT      SHARES     AMOUNT
                                                       --------  ----------   --------  -----------
Shares issued pursuant to the Fund's
   dividend reinvestment plan                           2,609    $  38,757     8,448    $  128,713
                                                        -----    ---------     -----    ----------
Increase derived from capital share transactions        2,609    $  38,757     8,448    $  128,713
                                                        =====    =========     =====    ==========

NOTE 8 -- CONCENTRATION OF CREDIT RISK

The Fund will normally invest at least 80% of its Managed Assets in investments offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These investments are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield investments may be relatively less liquid than the market for higher-rated investments.

NOTE 9 -- RISK ASSOCIATED WITH THE USE OF LEVERAGE

The Fund's use of leverage through the issuance of preferred shares and borrowings, as well as the economic leverage inherent in certain derivatives, including credit default swaps, creates risks for holders of common shares. There is no assurance that the Fund's leveraging strategies will be successful. If the Fund issues preferred shares or borrows money to make additional investments and the income and capital appreciation from those investments exceed the dividends payable on the preferred shares or the costs of borrowing, the Fund's investment return will be greater than if leverage had not been used. However, if the dividends payable on the preferred shares or the costs of borrowing exceed the income and capital appreciation from the additional investments, the Fund would lose money and its investment return will be lower than if leverage had not been used. An increase in interest rates, which would increase the costs of leverage, may be likely because market rates of interest are currently near their lowest levels in recent years. Leverage creates risks which may adversely affect the return for holders of common shares, including:

(a) the likelihood of greater volatility of net asset value and market price of the Fund's common shares;
(b) the possibility either that common share income will fall if the preferred share dividend rate rises or the Fund's borrowing costs increase, or that common share income will fluctuate because of changes in the preferred share dividend rates or borrowing costs.

NOTE 10 -- INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 11 -- UNAUDITED FINANCIAL INFORMATION

The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

OTHER INFORMATION

SHAREHOLDER VOTING RESULTS (UNAUDITED)

The annual meeting of the Trust's shareholders was held on May 25, 2005 at which shareholders considered and approved the following proposals. The voting results were the following:

                    With respect to the election of Stephanie E. Dolan as a Trustee of the Fund:

                    11,799,430.812 shares of Common Shares and MMP Shares, voting together as a single class, or 99.514% of shares cast, in the affirmative, with 57,670 shares, or 0.486% of shares cast, withheld;

                    With respect to the election of Scott Hall as a Trustee of the Fund:

                    11,803,145.812 shares of Common Shares and MMP Shares, voting together as a single class, or 99.545% of shares cast, in the affirmative, with 53,955 shares, or 0.455% of shares cast, withheld; and

                    With respect to the election of Michael M. Knetter as a Trustee of the Fund:

                    1,917 MMP shares, or 100% of shares cast, in the affirmative, with 0 shares or 0% of shares cast withheld.

DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The Fund has a Dividend Reinvestment Plan (the "Plan") commonly referred to as an "opt-out" plan. Each common shareholder will have all distributions of dividends and capital gains automatically reinvested in additional common shares by Investors Bank & Trust Company, as agent for shareholders pursuant to the Plan (the "Plan Agent"), unless the shareholder elects to receive cash or unless the shares are registered in the name of a broker-dealer or other nominee (that is, in "street name") and the respective nominee does not participate in the Plan. For Plan participants, the Plan Agent will either (i) effect purchases of common shares under the Plan in the open market or (ii) distribute newly issued common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Certain broker-dealers and nominees do not permit their clients to participate in dividend reinvestment plans. Shareholders whose common shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the participants, either (i) receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts or (ii) distribute newly issued common shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy common shares in the open market if, on the determination date, the net asset value per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued common shares of the Fund if, on the determination date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or
(ii) 95% of the closing market price per share on the payment date.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a distribution record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. In the alternative, upon receipt of the participant's instructions, common shares will be sold and the proceeds sent to the participant less brokerage commissions and any applicable taxes.

The Plan Agent maintains each shareholder's account in the Plan and furnishes confirmations of all acquisitions made for the participant. Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the participant. Proxy material relating to shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to: Investors Bank & Trust Company, 200 Clarendon Street, Mail Stop OPS22, Boston, MA 02116 (Telephone) 800-988-5196.

TRUSTEES AND OFFICERS TABLE (UNAUDITED)

Set forth below is information about the Trustees. The address for each Trustee is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                               OVERSEEN IN   OTHER
                                                                                               LEHMAN        TRUSTEESHIPS
                                                                                               BROTHERS      HELD OUTSIDE OF
                                                                                               ASSET         LEHMAN
                                        LENGTH OF                                              MANAGEMENT    BROTHERS ASSET
NAME AND                    POSITION    TIME            PRINCIPAL OCCUPATIONS FOR LAST FIVE    FUNDS         MANAGEMENT
DATE OF BIRTH               WITH FUND   SERVED          YEARS                                  COMPLEX       FUNDS COMPLEX
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:

General James E. Dalton,    Trustee     Trustee since   Formerly, Vice President of Logicon         1        Formerly Director,
USAF (Retired)                          2003            Inc., a wholly-owned subsidiary of                   Chair of the Audit
10/17/1930                                              Northrop Grumman (1985-1998);                        Committee at William
                                                        General Manager of Logicon's Defense                 Lyon Homes, a home
                                                        Technology Group (1995-1998).                        building business
                                                                                                             (since 1991);
                                                                                                             resigned effective
                                                                                                             August 5, 2005
                                                                                                             Director of Defense
                                                                                                             Group, Inc., a
                                                                                                             defense business
                                                                                                             (since 1999);
                                                                                                             formerly Director of
                                                                                                             Finance America, a
                                                                                                             mortgage business
                                                                                                             (2002-2004);

Margaret M. (Peggy) Eisen   Trustee     Trustee since   Managing Director and Chief                 1        Director, Chair of
6/19/1953                               2003            Investment Officer of EAM                            Compensation
                                                        International, LLC, an investment                    Committee, and Member
                                                        banking and asset management firm                    of the Audit
                                                        (since 2003); formerly, Managing                     Committee of
                                                        Director of DeGuardiola Advisors, an                 Antigenics
                                                        investment bank (2001-2002);                         Corporation, a
                                                        formerly, Managing Director of North                 bio-pharmaceutical
                                                        American Equities of General Motors                  company (since 2003);
                                                        Investment Management Corporation                    Trustee of Columbia
                                                        (1995-2001).                                         Acorn family of
                                                                                                             mutual funds of
                                                                                                             Wanger Asset
                                                                                                             Management (six
                                                                                                             portfolios under
                                                                                                             management) (since
                                                                                                             2002).

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                               OVERSEEN IN   OTHER
                                                                                               LEHMAN        TRUSTEESHIPS
                                                                                               BROTHERS      HELD OUTSIDE OF
                                                                                               ASSET         LEHMAN
                                        LENGTH OF                                              MANAGEMENT    BROTHERS ASSET
NAME AND                    POSITION    TIME            PRINCIPAL OCCUPATIONS FOR LAST FIVE    FUNDS         MANAGEMENT
DATE OF BIRTH               WITH FUND   SERVED          YEARS                                  COMPLEX       FUNDS COMPLEX
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:

Michael M. Knetter          Trustee     Trustee since   Dean of the University of                   1        Director, Great Wolf
4/8/1960                                2003            Wisconsin-Madison School of Business                 Resorts (since 2004)
                                                        (since 2002); formerly, Professor of
                                                        International Economics and
                                                        Associate Dean at the Amos Tuck
                                                        School of Business -- Dartmouth
                                                        College (1997-2002).

Eugene A. Matthews          Trustee     Trustee since   President of Nintai, Incorporated,          1        None
11/9/1958                               2003            an investment advisory firm (since
                                                        1997); formerly, Senior Fellow of
                                                        Asia Studies for the Council of
                                                        Foreign Relations (2001-2003);
                                                        formerly, Asia Studies Project
                                                        Director for the Japan Economic Task
                                                        Force and Leader of Asia Roundtable
                                                        (2001-2003); Founding and General
                                                        Partner of Apax-Globis Japan, Inc.,
                                                        a private equity investment firm
                                                        (1998-present); formerly
                                                        Founder/President of Ashta
                                                        International, a Vietnamese
                                                        investment firm (1989-1997).

George W. Morriss           Trustee     Trustee since   Director of Element Long/Short              1        None
9/24/1947                               2003            Investors Ltd., a private investment
                                                        company (since 2005); Formerly
                                                        Executive Vice President and Chief
                                                        Financial Officer of People's Bank,
                                                        a financial services company
                                                        (1991-2001).

INTERESTED TRUSTEES:

Stephanie E. Dolan          Trustee     Trustee since   Senior Vice President of Lehman             1        None
4/4/1963                                2003            Brothers Inc. (since 2000);
                                                        Controller of Lehman Brothers Asset
                                                        Management Inc (since 2003).

Scott Hall                  Trustee     Trustee since   Managing Director of First Trust            1        None
1/12/1957                               2003            Advisors L.P. and First Trust
                                                        Portfolios L.P. (since 1992).

Kurt A. Locher              Trustee     Trustee since   Managing Director of Lehman Brothers        1        None
5/9/1966                                2003            Inc. (since 1998); Managing Director
                                                        of Lehman Brothers Asset Management
                                                        Inc. (since 2003); formerly Director
                                                        of BNC Mortgage Inc. (2000-2004),
                                                        Finance America LLC (1999-2004), and
                                                        TrueLink Inc. (1999-2004); formerly,
                                                        President of Lehman Brothers Bank,
                                                        F.S.B. (1999-2000); formerly, Senior
                                                        Vice President of Lehman Brothers
                                                        Inc. (1995-1998).

Set forth below is information about the officers of the Fund. Each officer serves for a one-year term. The address for each officer is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.

NAME AND              POSITION
DATE OF BIRTH         WITH FUND    PRINCIPAL OCCUPATION FOR LAST FIVE YEARS
-----------------------------------------------------------------------------------------------
Bradley Tank          President    Chief Executive Officer of Lehman Brothers Asset Management;
9/29/1957                          Managing Director and Global Head of Fixed Income Asset
                                   Management for Lehman Brothers (since 2002); Chief Executive
                                   Officer and Managing Director of Lehman Brothers Asset
                                   Management LLC; formerly, Director of Fixed Income for
                                   Strong Capital Management in Menomonee Falls, Wisconsin
                                   (1990-2002).

Edward Grieb          Treasurer    Chief Financial Officer of Lehman Brothers Asset Management
9/22/1961                          Inc.; Managing Director (since 2003) and Assistant
                                   Controller for Lehman Brothers (since 1997).

Stephanie Dolan       Assistant    Senior Vice President of Lehman Brothers Inc.; Controller of
4/4/1963              Treasurer    Lehman Brothers Asset Management.

Jonathan Morris       Secretary    Senior Vice President of Lehman Brothers Asset Management
3/1/1956                           Inc.; Senior Vice President and General Counsel for Lehman
                                   Brother's Investment Management Division which includes
                                   Lehman Brothers private investment management business and asset management and investment advisory business (since
                                   1997).

Philip R. Carroll     Chief        Vice President, Neuberger Berman since 2002; Associate
12/2/1934             Compliance   General Counselor, Neuberger Berman since 2001; Director --
                      Officer      Mutual Fund Compliance, NB Management since 1995; Chief
                                   Legal Officer, fourteen registered investment companies for which NB Management acts as an investment manager and
                                   administrator (ten since 2003, four since 2004); Chief
                                   Compliance Officer, fourteen registered investment companies for which NB Management acts as investment manager and
                                   administrator (fourteen since 2004).

The Fund's Statement of Additional Information includes additional information about the Trustees of the Fund and is available without charge, upon request, by calling 1-800-988-5196 or visiting the Fund's website at www.lbftincomeopportunity.com.

A description of the Fund's proxy voting policies and procedures is available
(1) without charge, upon request, by calling 1-800-988-5196 (2) on the Fund's website at www.lbftincomeopportunity.com and (3) on the Commission's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005 is available (1) on the Fund's website at www.lbftincomeopportunity.com and (2) on the Commission's website at www.sec.gov.

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on June 13, 2005.

The Fund files a complete schedule of investments with the Commission for the first and third quarters of its fiscal year on Form N-Q, which when filed will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room, which may be obtained by calling 1-800-SEC-0330.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

During the six-month period covered by this report, the Fund's Board of Trustees approved the continuation of each of those agreements pursuant to which the Fund is provided with investment advisory services. In accordance with regulations promulgated by the Securities and Exchange Commission, a summary of the material factors taken into consideration by the Board of Trustees has been prepared, which summary includes the conclusions reached by the Board of Trustees and the conclusions that formed the basis for the Board's approval. The agreements considered by the Board were the Fund's Advisory Agreement with Lehman Brothers Asset Management Inc. (the "Adviser") and the Sub-Advisory Agreement with Lehman Brothers Asset Management LLC (the "Sub Adviser"). Overall, the Board concluded that continuation of the Advisory and Sub-Advisory Agreements (referred to collectively as the "Agreements"), would be in the best interests of the Fund and its shareholders and that the services provided by the Adviser and Sub-Adviser under the Advisory and Sub-Advisory Agreements are satisfactory and continue to support the Board's original selection of the Adviser and Sub-Adviser.

In connection with its review of the nature and quality of the services provided by the Adviser and Sub-Adviser, the Board considered the administrative services provided by the Adviser (including the fact that officers of the Adviser serve as executive and compliance officers for the Fund); the Adviser's demonstrated commitment to building its overall management capabilities and the Adviser's and Sub-Adviser's investment philosophy and experience, investment processes and strategies and the background and experience of the persons responsible for the day-to-day management of the Fund. The Board also considered, as a material factor in evaluating the quality of the services provided under the Agreements, the Fund's performance both relative to its designated benchmark and in light of the Fund's specific investment strategies and objectives and concluded that the Fund's performance was satisfactory. The Board considered publicly available statistical information ("Peer Group information") regarding the performance achieved by funds generally considered comparable to the Fund. In concluding that the Fund's performance was satisfactory and merited continuation of the agreements, the Board based its conclusion on the specific facts and circumstances of the Fund and did not rely primarily upon such Peer Group information.

The performance of the Fund relative to unregistered institutional accounts of the Sub-Adviser was not a material factor in the Board's deliberations in light of the difference between the regulatory and investment environments experienced by such accounts and the Fund.

In connection with its review of the Fund's advisory fee structure, the Board considered information provided by the Adviser and Sub-Adviser with respect to the costs incurred (including, in the case of the Adviser, fees payable to the Sub-Adviser), profits achieved and ancillary or "fall-out" benefits enjoyed, by each such entity as a result of its relationship with the Fund. The Board concluded that the profit levels reported were not excessive and were within the range that would have been negotiated at arm's length in light of the specific facts and circumstances of the Fund and in this respect, were aided by Peer Group information to the effect that expense levels of the Fund compared favorably to the expense levels of other comparable funds. Fees received by the Sub-Adviser for managing other unregistered institutional accounts were not a material factor in the Board's deliberations in light of the difference between the regulatory and investment environments experienced by such accounts and the Fund. Similarly, "fall out" benefits were not deemed a material factor, in light of the small size of the Fund relative to other assets managed by the Adviser and Sub-Adviser and the fact that securities transactions for the Fund generally do not involve brokerage commissions due to the nature of the securities in which the Fund invests.

Finally, in connection with its review of the Fund's advisory fee structure, the Board considered the extent to which there is any potential for the realization of economies of scale that may be appropriately reflected in fee schedules, and concluded that, because the Fund is a closed-end vehicle, the potential for growth in assets is limited to investment gains and should not be a material factor in evaluating the advisory fee levels at this time.

SUBSEQUENT EVENT

Since its inception, the Fund has pursued its investment objective by investing its assets primarily in high yield debt securities, with at least 80% of its Managed Assets held in below investment grade (high yield) debt securities (including corporate loans) of U.S. issuers and issuers whose securities are traded within the U.S. Effective August 24, 2005, the Fund is permitted to invest in securities of Canadian issuers without regard to the issuer's trading market.

[LEHMAN BROTHERS LOGO]

(C)2005 LEHMAN BROTHERS INC.ALL RIGHTS RESERVED. LB10183

ITEM 2. CODE OF ETHICS.

         Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

         Included in report in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEMS 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable.

ITEMS 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEMS 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the evaluation date.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company 1940 Act that occurred during the second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

      (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Lehman Brothers/First Trust Income Opportunity Fund
           ---------------------------------------------------------------------

                     By:  /s/ Bradley Tank
                        --------------------------------------------------------
                               Bradley Tank, President/Chief Executive Officer

Date  08/31/05
     -----------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                     By:  /s/ Bradley Tank
                        --------------------------------------------------------
                               Bradley Tank, President/Chief Executive Officer

Date  08/31/05
     -----------------------

                     By:  /s/ Edward Grieb
                        --------------------------------------------------------
                               Edward Grieb, Treasurer/Chief Financial Officer

Date  08/31/05
     -----------------------